Trade receivables (Tables)	12 Months Ended
Jun. 30, 2022
Trade receivables.
Schedule of trade receivables

	2022	2021
	£’000	£’000
Trade receivables	91,207	75,745
Less: provision for impairment of trade receivables	(12,240)	(4,971)
Net trade receivables	78,967	70,774
Less: non-current portion
Trade receivables	29,757	20,404
Current trade receivables	49,210	50,370